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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01829

Columbia Acorn Trust

(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL	60606
(Address of principal executive offices)	(Address of principal executive offices)

Ryan C. Larrenaga

c/o Columbia Management

Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

Alan Berkshire

Columbia Acorn Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Mary C. Moynihan

Perkins Coie LLP

700 13th Street, NW

Suite 600

Washington, DC 20005

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-634-9200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1.	Schedule of Investments.

Portfolio of Investments
Columbia Acorn® Fund, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Consumer Discretionary 19.8%
Auto Components 3.0%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	367,597	44,104,288
Dorman Products, Inc.(a) Automotive products and home hardware	404,233	31,093,603
Gentex Corp. Products that use electro-optic technology	985,983	21,159,195
LCI Industries Recreational vehicles and equipment	238,881	19,779,347
Tenneco, Inc. Emission control and ride control products and systems	740,316	31,196,916
Total		147,333,349
Distributors 1.7%
LKQ Corp.(a) Automotive products and services	581,101	18,403,469
Pool Corp. Swimming pool supplies, equipment and leisure products	389,470	64,994,753
Total		83,398,222
Diversified Consumer Services 2.4%
Adtalem Global Education, Inc.(a) Higher education institutions	927,626	44,711,573
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	279,808	32,972,575
Grand Canyon Education, Inc.(a) Online post secondary education	384,069	43,322,983
Total		121,007,131
Hotels, Restaurants & Leisure 5.0%
Dave & Buster’s Entertainment, Inc. Venues that combine dining and entertainment for adults and families	553,053	36,623,170
Domino’s Pizza, Inc. Network of company-owned and franchise Domino’s Pizza stores	175,833	51,835,568
Dunkin’ Brands Group, Inc. Quick service restaurants serving hot and cold coffee and baked goods	423,721	31,236,712
Extended Stay America, Inc. Hotels and motels	1,489,335	30,129,247
Common Stocks (continued)
Issuer	Shares	Value ($)
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	853,038	59,107,003
Vail Resorts, Inc. Operates resorts globally	78,134	21,441,532
Wingstop, Inc. Cooked-to-order chicken wings	289,058	19,733,990
Total		250,107,222
Household Durables 1.4%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	134,756	34,093,268
iRobot Corp.(a),(b) Manufactures robots for cleaning	191,882	21,091,669
NVR, Inc.(a) Builds and markets homes and conducts mortgage banking activities	6,100	15,071,880
Total		70,256,817
Internet & Direct Marketing Retail 1.3%
Liberty Expedia Holdings, Inc., Class A(a) Tools and information to research, plan, book and experience travel	785,000	36,926,400
Wayfair, Inc., Class A(a) Retails household goods online	199,619	29,477,738
Total		66,404,138
Leisure Products 1.2%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	916,852	61,447,421
Media 0.6%
Cable One, Inc. Cable company	32,290	28,531,767
Specialty Retail 2.4%
Five Below, Inc.(a) Specialty value retailer	157,991	20,548,310
Monro, Inc. Automotive undercar repair and tire services	348,925	24,285,180
Tractor Supply Co. Retail farm store chain	541,556	49,216,609
Ulta Beauty, Inc.(a) Chain of beauty stores	91,140	25,712,417
Total		119,762,516
Columbia Acorn® Fund | Quarterly Report 2018	1

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc. Markets baby and young children’s apparel	380,200	37,487,720
Total Consumer Discretionary		985,736,303
Consumer Staples 2.2%
Food & Staples Retailing 0.4%
U.S. Foods Holding Corp.(a) Catering services	633,766	19,532,668
Household Products 1.1%
Central Garden & Pet Co.(a),(c) Lawn, garden & pet supply products	745,000	26,849,800
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	158,459	27,270,794
Total		54,120,594
Personal Products 0.7%
Inter Parfums, Inc. Fragrances and related products	542,951	34,993,192
Total Consumer Staples		108,646,454
Energy 1.3%
Oil, Gas & Consumable Fuels 1.3%
Diamondback Energy, Inc. Independent oil and natural gas company	283,894	38,379,630
Parsley Energy, Inc., Class A(a) Oil and natural gas company	875,000	25,593,750
Total		63,973,380
Total Energy		63,973,380
Financials 8.7%
Banks 1.9%
BOK Financial Corp. Multi-bank holding company	498,644	48,508,088
SVB Financial Group(a) Holding company for Silicon Valley Bank	142,872	44,408,904
Total		92,916,992
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 5.4%
Ares Management LP Asset management firm	2,105,000	48,836,000
Eaton Vance Corp. Creates, markets, and manages mutual funds	909,008	47,777,460
Factset Research Systems, Inc. Global economic and financial data to analysts, investment bankers, and financial professionals	110,011	24,610,561
Houlihan Lokey, Inc. Investment bank	602,385	27,065,158
Lazard Ltd., Class A Corporate Advisory & Asset Management	1,073,411	51,663,271
MarketAxess Holdings, Inc. Electronic, multi-dealer to client platform for bond trading	155,125	27,688,261
Raymond James Financial, Inc. Financial services to individuals, corporations, and municipalities	430,571	39,634,061
Total		267,274,772
Consumer Finance 0.7%
Credit Acceptance Corp.(a) Funding, receivables management, collection, sales training, and related services to automobile dealers	79,723	34,924,255
Insurance 0.7%
Primerica, Inc. Distributes financial products to middle income households	308,749	37,219,692
Total Financials		432,335,711
Health Care 22.3%
Biotechnology 4.5%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	389,809	30,062,070
Exact Sciences Corp.(a) Developing and commercializing a test for the early detection and prevention of colorectal cancer	567,500	44,787,100
Ligand Pharmaceuticals, Inc.(a) Drugs that regulate hormone activated intracellular receptors	218,863	60,075,705
Loxo Oncology, Inc.(a) Researches and develops cancer drugs	114,070	19,486,578

2	Columbia Acorn® Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	650,127	50,137,794
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	251,489	19,198,670
Total		223,747,917
Health Care Equipment & Supplies 7.3%
Align Technology, Inc.(a) Designs, manufactures, and markets the Invisalign System	54,408	21,285,498
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	1,032,339	38,041,692
Haemonetics Corp.(a) Automated blood processing systems	195,953	22,452,295
iRhythm Technologies, Inc.(a) Medical instruments	525,987	49,789,929
LivaNova PLC(a) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	357,500	44,319,275
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	605,627	75,424,786
Penumbra, Inc.(a) Peripheral vascular & neurovascular devices	240,118	35,945,665
ResMed, Inc. Medical equipment for the treatment of sleep disordered breathing	310,893	35,858,399
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	309,773	22,009,372
Varian Medical Systems, Inc.(a) Medical equipment	175,856	19,683,562
Total		364,810,473
Health Care Providers & Services 4.6%
Amedisys, Inc.(a) Provider of alternate-site health care services	500,989	62,603,585
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	458,215	25,064,361
Chemed Corp. Hospice and palliative care services	127,521	40,753,161
Encompass Health Corp. Inpatient rehabilitative healthcare services	896,630	69,892,309
Common Stocks (continued)
Issuer	Shares	Value ($)
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	217,000	20,486,970
Premier, Inc.(a) Healthcare services	255,450	11,694,501
Total		230,494,887
Health Care Technology 2.2%
Evolent Health, Inc., Class A(a) Purpose-built platform enables providers to migrate their payment models	1,599,064	45,413,418
Veeva Systems Inc., Class A(a) Cloud-based business services	565,366	61,551,396
Total		106,964,814
Life Sciences Tools & Services 3.7%
Bio-Techne Corp. Biotechnology products and clinical diagnostic controls	399,962	81,636,244
Mettler-Toledo International, Inc.(a) Weighing instruments for use in laboratory, industrial, and food retailing applications	30,543	18,600,076
Pra Health Sciences, Inc.(a) Global contract research organization	749,330	82,568,673
Total		182,804,993
Total Health Care		1,108,823,084
Industrials 14.6%
Aerospace & Defense 0.8%
HEICO Corp., Class A Aerospace products and services	539,572	40,737,686
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc. Global logistics company	318,502	23,419,452
Commercial Services & Supplies 1.4%
Brink’s Co. (The) Provides security services globally	272,617	19,015,036
Copart, Inc.(a) Services to process and sell salvage vehicles through auctions	422,925	21,793,325
Unifirst Corp. Workplace uniforms and protective clothing	169,840	29,492,716
Total		70,301,077

Columbia Acorn® Fund | Quarterly Report 2018	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 6.1%
Gardner Denver Holdings, Inc.(a) Vacuum systems, bottle blowers, pumps and air & gas compressors	689,500	19,540,430
Graco, Inc. Technology for the management of fluids in industrial and commercial applications	1,190,030	55,145,990
ITT, Inc. Engineered components & customized technology solutions	504,588	30,911,061
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	249,397	34,641,243
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	352,762	25,130,765
Toro Co. (The) Turf equipment	885,258	53,088,922
WABCO Holdings, Inc.(a) Electronic braking, stability, suspension, and transmission control systems commercial vehicles	374,155	44,127,841
Woodward, Inc. Energy control systems and components for aircraft, industrial engines and turbines	486,274	39,320,116
Total		301,906,368
Professional Services 2.5%
CoStar Group, Inc.(a) Provides building-specific information to the United States commercial real estate industry and related industries	46,316	19,491,625
ICF International, Inc. Management, technology, policy consulting, and implementation services	255,000	19,239,750
ManpowerGroup, Inc. Non-governmental employment services	574,452	49,379,894
Robert Half International, Inc. Temporary and permanent staffing services	509,619	35,866,985
Total		123,978,254
Road & Rail 2.0%
JB Hunt Transport Services, Inc. Logistics services	161,937	19,260,787
Old Dominion Freight Line, Inc. Inter-regional and multi-regional motor carrier	511,778	82,529,320
Total		101,790,107
Common Stocks (continued)
Issuer	Shares	Value ($)
Trading Companies & Distributors 1.3%
Watsco, Inc. Air conditioning, heating, and refrigeration equipment	354,628	63,159,247
Total Industrials		725,292,191
Information Technology 21.1%
Electronic Equipment, Instruments & Components 3.2%
CDW Corp. IT products and services	341,575	30,372,849
Cognex Corp. Machine vision systems	578,000	32,263,960
Coherent, Inc.(a) Laser-based photonic products	192,600	33,163,794
ePlus, Inc.(a) Provides IT hardware, software and services	200,000	18,540,000
II-VI, Inc.(a) Optical and optoelectronic devices	482,467	22,820,689
IPG Photonics Corp.(a) High-power fiber lasers and amplifiers	142,098	22,177,235
Total		159,338,527
Internet Software & Services 3.7%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	660,444	37,784,001
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	476,700	19,964,196
MINDBODY, Inc., Class A(a) Business management software	878,435	35,708,383
Nutanix, Inc., Class A(a) Enterprise cloud platforms	466,803	19,941,824
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	324,168	19,628,372
Quotient Technology, Inc.(a) Operates a promotion platform	2,037,710	31,584,505
VeriSign, Inc.(a) Domain names and Internet security services	128,746	20,614,810
Total		185,226,091

4	Columbia Acorn® Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 5.6%
Black Knight, Inc.(a) Integrated technology, work flow automation, data and analytic solutions	832,215	43,233,569
Booz Allen Hamilton Holdings Corp. Technology consulting services to the U.S. government in the defense, intelligence, and civil markets	964,003	47,843,469
Broadridge Financial Solutions, Inc. Technology-based outsourcing solutions to the financial services industry	198,382	26,176,505
CoreLogic, Inc.(a) Consumer, financial and property information, analytics and services to business and government	368,760	18,220,432
EPAM Systems, Inc.(a) Provides software development, outsourcing services, e-business, enterprise relationship management and content management solutions	384,500	52,945,650
Gartner, Inc.(a) Research and analysis on computer hardware, software, communications, and information technology	204,941	32,483,148
GreenSky, Inc., Class A(a) Technology company	1,836,242	33,052,356
Science Applications International Corp. Scientific, Engineering and technology consulting services	280,000	22,568,000
Total		276,523,129
Semiconductors & Semiconductor Equipment 2.7%
Brooks Automation, Inc. Automation solutions for the global semiconductor and related industries	626,080	21,931,582
Inphi Corp.(a) Analog semiconductor solutions	569,916	21,645,410
Monolithic Power Systems, Inc. Power management solutions	217,297	27,277,292
Semtech Corp.(a) Analog and mixed-signal semiconductors	541,272	30,094,723
Teradyne, Inc. Semiconductor test products and services	915,679	33,861,810
Total		134,810,817
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 5.9%
ANSYS, Inc.(a) Software solutions for design analysis and optimization	199,841	37,306,318
Blackline, Inc.(a) Develops and markets enterprise software	612,040	34,561,899
Cadence Design Systems, Inc.(a) Software technology, design and consulting services and technology	1,338,340	60,653,569
CyberArk Software Ltd.(a) IT security solutions	310,417	24,783,693
Guidewire Software, Inc.(a) Enterprise software for the property and casualty insurance industry	217,874	22,007,453
Proofpoint, Inc.(a) On-demand data protection solutions	191,000	20,309,030
Qualys, Inc.(a) Information technology security risk and compliance management solutions	402,177	35,833,971
Synopsys, Inc.(a) Electronic design automation solutions	283,948	28,000,112
Ultimate Software Group, Inc. (The)(a) Software solutions	86,686	27,929,362
Total		291,385,407
Total Information Technology		1,047,283,971
Materials 3.8%
Chemicals 3.1%
Celanese Corp., Class A Global integrated producer of chemicals and advanced materials	261,463	29,806,782
International Flavors & Fragrances, Inc. Flavors & Fragrances	150,000	20,868,000
Orion Engineered Carbons SA Global supplier of Carbon Black	1,135,000	36,433,500
PolyOne Corp. International polymer services company	840,000	36,724,800
Quaker Chemical Corp. Custom-formulated chemical specialty products	145,931	29,508,707
Total		153,341,789
Containers & Packaging 0.7%
Avery Dennison Corp. Pressure-sensitive materials and a variety of tickets, tags and labels	358,191	38,809,995
Total Materials		192,151,784

Columbia Acorn® Fund | Quarterly Report 2018	5

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 4.4%
Equity Real Estate Investment Trusts (REITS) 2.6%
Coresite Realty Corp. Develops, owns & operates data centers	417,243	46,372,387
Equity LifeStyle Properties, Inc. Acquires properties such as camping grounds and seasonal resort communities	213,266	20,569,506
Lamar Advertising Co., Class A Outdoor advertising structures	800,333	62,265,907
Total		129,207,800
Real Estate Management & Development 1.8%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	486,000	37,689,300
Jones Lang LaSalle, Inc. Real estate and investment management services	353,023	50,948,280
Total		88,637,580
Total Real Estate		217,845,380
Telecommunication Services 0.8%
Diversified Telecommunication Services 0.4%
Zayo Group Holdings, Inc.(a) Global provider of bandwidth infrastructure services	527,423	18,312,126
Wireless Telecommunication Services 0.4%
Boingo Wireless, Inc.(a) Mobile internet services	598,652	20,892,955
Total Telecommunication Services		39,205,081
Total Common Stocks (Cost: $3,231,513,211)		4,921,293,339

Securities Lending Collateral 0.1%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.950%(d),(e)	5,328,333	5,328,333
Total Securities Lending Collateral (Cost: $5,328,333)		5,328,333

Money Market Funds 1.0%

Columbia Short-Term Cash Fund, 2.112%(c),(d)	48,763,951	48,759,075
Total Money Market Funds (Cost: $48,759,075)		48,759,075
Total Investments in Securities (Cost $3,285,600,619)		4,975,380,747
Obligation to Return Collateral for Securities Loaned		(5,328,333)
Other Assets & Liabilities, Net		868,696
Net Assets		$4,970,921,110

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $5,276,490.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Celledex †
	8,126,489	—	(8,126,489)	—	(17,193,753)	1,501,758	—	—
Central Garden & Pet Co. ‡
	—	745,000	—	745,000	—	(3,501,261)	—	26,849,800
6	Columbia Acorn® Fund | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	—	366,580,097	(317,816,146)	48,763,951	—	—	190,971	48,759,075
Total of Affiliated Transactions					(17,193,753)	(1,999,503)	190,971	75,608,875

†	Issuer was not an affiliate at the end of period.
‡	Issuer was not an affiliate at the beginning of period.

(d)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(e)	Investment made with cash collateral received from securities lending activity.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
Columbia Acorn® Fund | Quarterly Report 2018	7

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	985,736,303	—	—	—	985,736,303
Consumer Staples	108,646,454	—	—	—	108,646,454
Energy	63,973,380	—	—	—	63,973,380
Financials	432,335,711	—	—	—	432,335,711
Health Care	1,108,823,084	—	—	—	1,108,823,084
Industrials	725,292,191	—	—	—	725,292,191
Information Technology	1,047,283,971	—	—	—	1,047,283,971
Materials	192,151,784	—	—	—	192,151,784
Real Estate	217,845,380	—	—	—	217,845,380
Telecommunication Services	39,205,081	—	—	—	39,205,081
Total Common Stocks	4,921,293,339	—	—	—	4,921,293,339
Securities Lending Collateral	5,328,333	—	—	—	5,328,333
Money Market Funds	—	—	—	48,759,075	48,759,075
Total Investments in Securities	4,926,621,672	—	—	48,759,075	4,975,380,747
There were no transfers of financial assets between levels during the period.
8	Columbia Acorn® Fund | Quarterly Report 2018

Portfolio of Investments
Columbia Acorn International®, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Australia 2.0%
carsales.com Ltd. Automotive & related industry websites	3,859,000	40,329,792
DuluxGroup Ltd. Manufactures and supplies paints and other surface coatings	3,872,000	21,459,293
National Storage REIT Owns self storage facilities	10,158,881	12,269,675
Total		74,058,760
Belgium 0.4%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	200,030	15,479,124
Brazil 0.9%
Odontoprev SA Dental benefits company	2,451,800	7,770,868
Raia Drogasil SA Chain of pharmaceutical stores	1,082,000	19,410,655
Sul America SA Full service insurance company	1,102,600	7,084,837
Total		34,266,360
Cambodia 0.6%
NagaCorp Ltd. Leisure and tourism company	20,536,000	21,482,676
Canada 6.5%
CAE, Inc. Training solutions based on simulation technology and integrated training services	2,499,934	50,747,702
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	2,353,220	106,069,344
CES Energy Solutions Corp. Oil and natural gas industry	3,140,000	10,356,056
Osisko Gold Royalties Ltd. Precious metal royalty and stream company	1,440,325	10,928,026
ShawCor Ltd. Energy services company	1,209,367	23,117,154
Winpak Ltd. Packaging materials and machines for the protection of perishables	880,000	32,457,090
Total		233,675,372
Common Stocks (continued)
Issuer	Shares	Value ($)
Cayman Islands 1.5%
Gourmet Master Co., Ltd. Coffee & bakery cafes	1,450,656	12,443,624
Parade Technologies Ltd. Fabless semiconductor company	1,502,000	22,916,272
Silicon Motion Technology Corp., ADR Semiconductor products	334,000	17,935,800
Total		53,295,696
China 2.0%
51job, Inc., ADR(a) Integrated human resource services	363,300	27,970,467
Minth Group Ltd. Exterior automobile body parts	3,717,000	15,292,000
New Oriental Education & Technology Group, Inc., ADR Educational services	148,064	10,958,217
Shenzhou International Group Holdings Ltd. Manufactures and processes textiles	1,383,000	17,745,453
Total		71,966,137
Denmark 4.8%
Novozymes AS, Class B Enzymes for industrial use	1,372,079	75,323,461
SimCorp AS Global provider of highly specialised software for the investment management industry	838,367	72,573,456
William Demant Holding AS(a) Hearing aids, audiometers, tympanometers, diagnostic instruments, and wireless communication equipment	672,031	25,257,794
Total		173,154,711
France 0.3%
Akka Technologies High-technology engineering consulting services	155,000	11,229,680
Germany 8.4%
AURELIUS Equity Opportunities SE & Co. KGaA Loans to distressed companies	245,007	12,965,937
CTS Eventim AG & Co. KGaA Online ticket sales	290,000	13,003,533
Fielmann AG Prescription eyeglasses, specialty glasses, sunglasses, contact lenses, and optical supplies	92,232	5,552,410
Columbia Acorn International® | Quarterly Report 2018	9

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	307,000	69,185,488
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	191,000	27,941,841
Norma Group SE Plastic and metal-based components and systems in connecting technology	187,000	11,952,260
Rational AG Food preparation appliances/processors and kitchen accessories	66,275	48,015,939
Stroeer SE & Co. KGaA Digital multi-channel media company	627,251	35,860,018
Wirecard AG Internet payment and processing services	367,000	79,553,901
Total		304,031,327
Hong Kong 1.1%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	1,001,800	10,237,230
Value Partners Group Ltd. Independent, value oriented asset management group	24,498,000	19,491,688
Vitasoy International Holdings Ltd. Food and beverages	3,436,000	11,717,490
Total		41,446,408
India 1.5%
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	517,000	8,328,697
Havells India Ltd. Manufactures electrical products	2,775,000	22,762,474
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	4,125,681	24,982,535
Total		56,073,706
Indonesia 0.6%
PT Matahari Department Store Tbk Retail clothes, accessories, bags, shoes, cosmetics, household appliances, and management consulting services.	46,672,000	21,688,650
Ireland 1.3%
UDG Healthcare PLC Commercialisation solutions for health care companies	5,181,630	45,959,188
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 3.4%
Brembo SpA Braking systems and components	5,509,337	72,153,855
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	3,276,000	27,899,416
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	290,000	24,293,239
Total		124,346,510
Japan 22.7%
Aeon Credit Service Co., Ltd. Credit card company	1,350,000	27,959,718
Aeon Mall Co., Ltd. Large-scale shopping malls	2,345,500	40,266,818
Amano Corp. Electronic time recorders and information systems	664,000	13,874,210
Asahi Intecc Co., Ltd. Manufactures medical tools and stainless wire rope	600,400	26,180,254
Azbil Corp. Provides measurement and control technologies	1,306,440	28,407,545
cocokara fine, Inc. Drug chain stores	399,000	25,595,542
Daiseki Co., Ltd. Waste Disposal & Recycling	582,400	16,076,814
Disco Corp. Abrasive and precision industrial machinery for cutting and grinding purposes	209,800	35,133,695
Fuji Oil Holdings, Inc. Specialty vegetable oils and fats	1,276,000	40,235,023
Glory Ltd. Vending machines, coin-operated lockers, money handling machines, and data processing terminals	1,032,900	25,223,118
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	297,428	58,781,810
Kansai Paint Paints and related products	508,700	9,375,409
KH Neochem Co., Ltd. Manufactures and sells petroleum chemical products	391,000	15,223,271
Mandom Corp. Cosmetic products for men and women	858,400	27,276,486
Miura Co., Ltd. Industrial boilers and related equipment	820,400	25,417,438

10	Columbia Acorn International® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
MonotaRO Co., Ltd(b) Machine tools, engine parts, and factory consumable goods	741,600	20,917,637
Nabtesco Corp. Aircraft and hydraulic products	640,000	17,016,348
Nakanishi, Inc. Dental Tools & Machinery	365,000	7,595,065
NGK Insulators Ltd. Electrical insulators, industrial ceramic products, environmental systems and electronic parts	1,137,200	18,746,234
Nissan Chemical Industries Ltd. Variety of chemical products	862,000	45,531,280
Obic Co., Ltd. Computer system integration, office automation, consultation, and system support services	276,100	26,114,013
OSG Corp. Manufactures machine tool equipment	842,300	19,177,649
Persol Holdings Co., Ltd. Human resource solutions	1,768,000	41,495,917
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	2,662,000	42,208,215
SCSK Corp. IT services	360,400	17,025,748
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	2,639,500	48,675,116
Seria Co., Ltd.(b) Operates 100 yen chain stores	974,000	34,411,238
Sohgo Security Services Co., Ltd. Around the clock security services	641,400	28,184,110
Sony Financial Holdings, Inc. Financial holding company	950,000	20,949,475
Ushio, Inc. Lamps and optical equipment	1,246,100	17,090,469
Total		820,165,665
Malta 1.8%
Unibet Group PLC Online gambling services	5,704,948	64,063,034
Mexico 1.9%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	340,900	69,928,817
Netherlands 1.4%
Aalberts Industries NV Industrial services and flow control systems	1,183,797	50,414,755
Norway 0.3%
Atea ASA Nordic and Baltic supplier of IT infrastructure	738,000	11,969,406
Common Stocks (continued)
Issuer	Shares	Value ($)
Philippines 0.5%
Universal Robina Corp. Branded consumer foods	7,200,000	19,236,796
Poland 0.3%
KRUK SA Debt collection services	214,000	11,678,637
Russian Federation 0.5%
TCS Group Holding PLC, GDR Online retail financial services	951,000	17,593,500
Singapore 1.5%
Mapletree Commercial Trust Singapore-focused real estate investment trust	22,696,300	26,729,851
Singapore Exchange Singapore’s Securities and derivatives exchange and clearing houses	4,881,200	26,307,595
Total		53,037,446
South Africa 1.2%
Clicks Group Ltd. Owns and operates chains of retail stores	800,748	9,909,371
PSG Group Ltd. Diversified financial services	1,986,169	32,163,543
Total		42,072,914
South Korea 3.9%
GS Retail Co., Ltd. Chain of retail stores	617,733	21,445,886
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	251,000	24,692,777
Korea Investment Holdings Co., Ltd. Financial holding company	493,000	33,805,954
Korea Zinc Co. Ltd. Non-ferrous metal smelting	114,000	44,800,939
Modetour Network, Inc. Travel services	673,672	15,273,913
Total		140,019,469
Spain 1.5%
Ence Energia y Celulosa SA Produces eucalyptus cellulose and renewable energy with forestry waste	1,193,000	12,119,916
Fluidra SA Irrigation and swimming pool equipment	730,694	10,927,039
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	5,000,000	31,058,100
Total		54,105,055

Columbia Acorn International® | Quarterly Report 2018	11

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 5.0%
Hexagon AB, Class B Design, measurement and visualisation technologies	1,515,231	88,826,355
NetEnt AB Develops and markets computer gaming software	3,854,000	15,626,493
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	772,443	20,355,352
Trelleborg AB, Class B Manufactures and distributes industrial products	2,710,587	55,279,822
Total		180,088,022
Switzerland 2.8%
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	73,000	14,489,913
Inficon Holding AG Vacuum instruments used to monitor and control production processes	25,000	12,775,117
Partners Group Holding AG Global private markets asset management firm	92,000	72,979,417
Total		100,244,447
Taiwan 0.9%
Silergy Corp. High performance analog integrated circuits	1,085,000	19,544,283
Sinbon Electronics Co., Ltd. Cable, connectors & modems	4,109,000	11,458,074
Total		31,002,357
Thailand 1.1%
Muangthai Leasing PCL, Foreign Registered Shares Commercial lending company	7,444,200	11,112,872
Tisco Financial Group PCL, Foreign Registered Shares Bank holding company	10,621,000	27,511,543
Total		38,624,415
United Kingdom 13.2%
Ascential PLC Media and consultancy services	3,537,056	19,270,635
Croda International PLC Chemicals and chemical products	510,686	34,625,984
Domino’s Pizza Group PLC Pizza delivery stores	6,185,000	22,523,917
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	4,087,772	76,989,648
Common Stocks (continued)
Issuer	Shares	Value ($)
Intermediate Capital Group PLC Private equity firm	3,108,428	44,161,634
LivaNova PLC(a) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	293,000	36,323,210
Rentokil Initial PLC Fully integrated facilities management and essential support services	17,454,011	72,434,610
Rightmove PLC Website that lists properties across Britain	9,447,520	57,998,471
Safestore Holdings PLC Self storage facilities	2,704,000	18,362,095
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	612,262	58,255,641
WH Smith PLC Retails books, magazines, newspapers, and periodicals	1,294,564	34,792,850
Total		475,738,695
United States 1.5%
Inter Parfums, Inc. Fragrances and related products	152,532	9,830,687
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	590,087	45,047,242
Total		54,877,929
Total Common Stocks (Cost: $2,463,055,023)		3,517,015,664

Preferred Stocks 1.1%
Issuer	Shares	Value ($)
Germany 1.1%
Sartorius AG Precision electronic equipment and components	242,500	39,361,353
Total Preferred Stocks (Cost: $23,899,325)		39,361,353

Securities Lending Collateral 0.4%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.950%(c),(d)	15,007,043	15,007,043
Total Securities Lending Collateral (Cost: $15,007,043)		15,007,043

12	Columbia Acorn International® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2018 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(c),(e)	23,245,785	23,243,460
Total Money Market Funds (Cost: $23,243,460)		23,243,460
Total Investments in Securities (Cost: $2,525,204,851)		3,594,627,520
Obligation to Return Collateral for Securities Loaned		(15,007,043)
Other Assets & Liabilities, Net		33,958,295
Net Assets		$3,613,578,772
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $9,074,319.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	—	257,133,184	(233,887,399)	23,245,785	—	—	183,165	23,243,460
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Columbia Acorn International® | Quarterly Report 2018	13

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	74,058,760	—	—	74,058,760
Belgium	—	15,479,124	—	—	15,479,124
Brazil	34,266,360	—	—	—	34,266,360
Cambodia	—	21,482,676	—	—	21,482,676
Canada	233,675,372	—	—	—	233,675,372
Cayman Islands	17,935,800	35,359,896	—	—	53,295,696
China	38,928,684	33,037,453	—	—	71,966,137
Denmark	—	173,154,711	—	—	173,154,711
France	—	11,229,680	—	—	11,229,680
Germany	—	304,031,327	—	—	304,031,327
Hong Kong	—	41,446,408	—	—	41,446,408
India	—	56,073,706	—	—	56,073,706
Indonesia	—	21,688,650	—	—	21,688,650
Ireland	—	45,959,188	—	—	45,959,188
Italy	—	124,346,510	—	—	124,346,510
Japan	—	820,165,665	—	—	820,165,665
Malta	—	64,063,034	—	—	64,063,034
Mexico	69,928,817	—	—	—	69,928,817
Netherlands	—	50,414,755	—	—	50,414,755
Norway	—	11,969,406	—	—	11,969,406
Philippines	—	19,236,796	—	—	19,236,796
Poland	—	11,678,637	—	—	11,678,637
Russian Federation	—	17,593,500	—	—	17,593,500
Singapore	—	53,037,446	—	—	53,037,446
South Africa	—	42,072,914	—	—	42,072,914
South Korea	—	140,019,469	—	—	140,019,469
Spain	—	54,105,055	—	—	54,105,055
Sweden	—	180,088,022	—	—	180,088,022
Switzerland	—	100,244,447	—	—	100,244,447
Taiwan	—	31,002,357	—	—	31,002,357
Thailand	—	38,624,415	—	—	38,624,415
14	Columbia Acorn International® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
United Kingdom	36,323,210	439,415,485	—	—	475,738,695
United States	54,877,929	—	—	—	54,877,929
Total Common Stocks	485,936,172	3,031,079,492	—	—	3,517,015,664
Preferred Stocks
Germany	—	39,361,353	—	—	39,361,353
Total Preferred Stocks	—	39,361,353	—	—	39,361,353
Securities Lending Collateral	15,007,043	—	—	—	15,007,043
Money Market Funds	—	—	—	23,243,460	23,243,460
Total Investments in Securities	500,943,215	3,070,440,845	—	23,243,460	3,594,627,520
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
Columbia Acorn International® | Quarterly Report 2018	15

Portfolio of Investments
Columbia Acorn USA®, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.8%
Issuer	Shares	Value ($)
Consumer Discretionary 17.5%
Auto Components 4.0%
Cooper-Standard Holding, Inc.(a) Sealing, fuel and brake delivery, fluid transfer systems, anti-vibration systems components, subsystems, and modules	45,264	5,430,775
Dorman Products, Inc.(a) Automotive products and home hardware	56,417	4,339,595
LCI Industries Recreational vehicles and equipment	43,260	3,581,928
Visteon Corp.(a) Automotive systems, modules and components	18,800	1,746,520
Total		15,098,818
Distributors 0.7%
Pool Corp. Swimming pool supplies, equipment and leisure products	15,683	2,617,179
Diversified Consumer Services 2.2%
Adtalem Global Education, Inc.(a) Higher education institutions	104,311	5,027,790
Bright Horizons Family Solutions, Inc.(a) Child care and early education services	27,091	3,192,404
Total		8,220,194
Hotels, Restaurants & Leisure 7.0%
Churchill Downs, Inc. Horse racing company, home of the Kentucky Derby	9,861	2,738,400
Dave & Buster’s Entertainment, Inc. Venues that combine dining and entertainment for adults and families	95,216	6,305,203
Extended Stay America, Inc. Hotels and motels	262,791	5,316,262
Red Rock Resorts, Inc., Class A Casino & entertainment properties	149,621	3,987,399
Texas Roadhouse, Inc. Moderately priced, full service restaurant chain	86,506	5,994,001
Wingstop, Inc. Cooked-to-order chicken wings	27,373	1,868,755
Total		26,210,020
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.7%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	17,159	4,341,227
iRobot Corp.(a),(b) Manufactures robots for cleaning	18,054	1,984,496
Total		6,325,723
Leisure Products 1.9%
Brunswick Corp. Consumer products serving the outdoor and indoor active recreation markets	42,568	2,852,907
MCBC Holdings, Inc.(a) Sport boats	122,655	4,400,862
Total		7,253,769
Total Consumer Discretionary		65,725,703
Consumer Staples 4.4%
Beverages 0.8%
MGP Ingredients, Inc. Distillery ingredients and products	38,505	3,041,125
Food & Staples Retailing 0.6%
BJ’s Wholesale Club Holdings, Inc.(a) Warehouse club	86,742	2,322,951
Household Products 1.8%
Central Garden & Pet Co.(a) Lawn, garden & pet supply products	125,415	4,519,957
WD-40 Co. Multi-purpose lubricant products and heavy-duty hand cleaners	12,594	2,167,427
Total		6,687,384
Personal Products 1.2%
Inter Parfums, Inc. Fragrances and related products	68,457	4,412,053
Total Consumer Staples		16,463,513
Energy 1.3%
Energy Equipment & Services 0.6%
Core Laboratories NV Reservoir description, production enhancement, and reservoir management services	20,562	2,381,696
16	Columbia Acorn USA® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 0.7%
PDC Energy, Inc.(a) Petroleum products	52,746	2,582,444
Total Energy		4,964,140
Financials 13.2%
Banks 5.3%
First Busey Corp. Multi-bank holding company	144,976	4,501,505
Great Southern Bancorp, Inc. Real estate, commercial real estate, commercial business, consumer, and construction loans	51,689	2,860,986
Lakeland Financial Corp. Bank holding company	89,676	4,168,140
OFG Bancorp Holding company for Oriental Bank	165,800	2,677,670
Sandy Spring Bancorp, Inc. Holding company for Sandy Spring Bank	78,505	3,086,032
Trico Bancshares Holding company for Tri Counties Bank	62,666	2,420,161
Total		19,714,494
Capital Markets 3.8%
Ares Management LP Asset management firm	166,101	3,853,543
Hamilton Lane, Inc., Class A Private market investment solutions	39,793	1,762,034
Houlihan Lokey, Inc. Investment bank	124,063	5,574,151
OM Asset Management Plc Asset management company	263,306	3,264,994
Total		14,454,722
Consumer Finance 1.6%
FirstCash, Inc. Owns and operates pawn stores	51,897	4,255,554
PRA Group, Inc.(a) Provides outsourced receivables management	50,500	1,818,000
Total		6,073,554
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 2.5%
Merchants Bancorp Bank holding company	96,445	2,451,632
OceanFirst Financial Corp. New Jersey banks	116,000	3,157,520
Walker & Dunlop, Inc. Commercial real estate financial services	69,986	3,700,860
Total		9,310,012
Total Financials		49,552,782
Health Care 24.2%
Biotechnology 7.8%
Agios Pharmaceuticals, Inc.(a) Therapeutics in the field of cancer metabolism	26,518	2,045,068
Amicus Therapeutics, Inc.(a) Orally-administered, small molecule drugs to treat human genetic diseases	253,000	3,058,770
Enanta Pharmaceuticals, Inc.(a) Pharmaceutical products	23,378	1,997,884
Genomic Health, Inc.(a) Development and commercialization of genomic-based clinical diagnostic tests for cancer	33,686	2,365,431
Kiniksa Pharmaceuticals Ltd., Class A(a) Clinical-stage biopharmaceutical company	100,445	2,561,347
Ligand Pharmaceuticals, Inc.(a) Drugs that regulate hormone activated intracellular receptors	18,813	5,163,980
Loxo Oncology, Inc.(a) Researches and develops cancer drugs	10,090	1,723,675
MacroGenics, Inc.(a) Treatments for autoimmune disorders, cancer and infectious diseases	124,974	2,679,443
Repligen Corp.(a) Supplier to Biopharma Industry	83,600	4,636,456
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	39,978	3,051,921
Total		29,283,975

Columbia Acorn USA® | Quarterly Report 2018	17

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 8.3%
Atrion Corp. Medical products and components	5,731	3,981,899
AxoGen, Inc.(a) Technologies for peripheral nerve reconstruction and regeneration	130,847	4,821,712
iRhythm Technologies, Inc.(a) Medical instruments	28,628	2,709,926
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	39,398	4,906,627
Orthofix Medical, Inc.(a) Spine fixation, biological, and other orthopedic and spine solutions	40,300	2,329,743
Sientra, Inc.(a) Plastic surgery implantable devices	89,757	2,143,397
Tactile Systems Technology, Inc.(a) Technology for treating lymphedema, chronic swelling & venous ulcers	74,500	5,293,225
Tandem Diabetes Care, Inc.(a) Produces medical devices	65,805	2,819,086
Varex Imaging Corp.(a) X-ray imaging components	74,806	2,143,940
Total		31,149,555
Health Care Providers & Services 6.3%
Amedisys, Inc.(a) Provider of alternate-site health care services	37,305	4,661,633
AMN Healthcare Services, Inc.(a) Temporary healthcare staffing	95,092	5,201,533
Chemed Corp. Hospice and palliative care services	15,504	4,954,768
HealthEquity, Inc.(a) Technology-enabled services platforms for consumers to make healthcare saving and spending decisions	60,724	5,732,953
Tivity Health, Inc.(a) Health fitness solutions	91,449	2,940,085
Total		23,490,972
Pharmaceuticals 1.8%
Optinose, Inc.(a),(b) Health care services	239,933	2,982,367
Reata Pharmaceuticals, Inc., Class A(a) Biopharmaceutical company	46,658	3,814,758
Total		6,797,125
Total Health Care		90,721,627
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.2%
Commercial Services & Supplies 2.6%
Brink’s Co. (The) Provides security services globally	30,945	2,158,414
Healthcare Services Group, Inc.(b) Housekeeping, laundry, linen, facility maintenance, and food services	74,113	3,010,470
Unifirst Corp. Workplace uniforms and protective clothing	26,372	4,579,498
Total		9,748,382
Machinery 2.1%
ITT, Inc. Engineered components & customized technology solutions	52,200	3,197,772
Toro Co. (The) Turf equipment	30,315	1,817,991
Woodward, Inc. Energy control systems and components for aircraft, industrial engines and turbines	34,650	2,801,799
Total		7,817,562
Professional Services 1.8%
Exponent, Inc. Science and engineering consulting firm	57,320	3,072,352
ICF International, Inc. Management, technology, policy consulting, and implementation services	49,174	3,710,178
Total		6,782,530
Road & Rail 1.0%
Saia, Inc.(a) Trucking transportation	48,935	3,741,081
Trading Companies & Distributors 0.7%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	33,681	2,537,526
Total Industrials		30,627,081
Information Technology 18.0%
Electronic Equipment, Instruments & Components 3.2%
ePlus, Inc.(a) Provides IT hardware, software and services	59,382	5,504,712
II-VI, Inc.(a) Optical and optoelectronic devices	99,728	4,717,134
Novanta, Inc.(a) Precision photonics and motion control components and subsystems	28,300	1,935,720
Total		12,157,566

18	Columbia Acorn USA® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Software & Services 4.9%
Alteryx, Inc., Class A(a) Data storage, retrieval, management, reporting, and analytics solutions	66,704	3,816,136
Apptio, Inc., Class A(a) Cloud-based business management solutions	49,043	1,812,629
j2 Global, Inc. Cloud-based communications and storage messaging services	34,800	2,883,180
Mimecast Ltd.(a) Cloud security and risk management services for corporate information and email	95,843	4,013,905
MINDBODY, Inc., Class A(a) Business management software	91,441	3,717,077
Q2 Holdings, Inc.(a) Secure, cloud-based virtual banking solutions	37,359	2,262,087
Total		18,505,014
IT Services 1.7%
CoreLogic, Inc.(a) Consumer, financial and property information, analytics and services to business and government	45,489	2,247,611
Endava PLC, ADR(a) IT services	72,982	2,112,829
Science Applications International Corp. Scientific, Engineering and technology consulting services	24,000	1,934,400
Total		6,294,840
Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc.(a) Engineered precision power conversion, measurement and control solutions	52,388	2,705,840
Inphi Corp.(a) Analog semiconductor solutions	76,700	2,913,066
Monolithic Power Systems, Inc. Power management solutions	21,371	2,682,702
Semtech Corp.(a) Analog and mixed-signal semiconductors	45,480	2,528,688
Total		10,830,296
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 5.3%
Blackline, Inc.(a) Develops and markets enterprise software	33,898	1,914,220
CyberArk Software Ltd.(a) IT security solutions	64,147	5,121,496
Manhattan Associates, Inc.(a) Information technology solutions for distribution centers	53,100	2,899,260
Qualys, Inc.(a) Information technology security risk and compliance management solutions	57,968	5,164,949
Zscaler, Inc.(a) Cloud-based internet security platform	44,674	1,821,806
Zuora, Inc., Class A(a) Develops cloud based software	119,388	2,759,057
Total		19,680,788
Total Information Technology		67,468,504
Materials 3.8%
Chemicals 3.8%
Orion Engineered Carbons SA Global supplier of Carbon Black	185,222	5,945,626
PolyOne Corp. International polymer services company	63,600	2,780,592
Quaker Chemical Corp. Custom-formulated chemical specialty products	27,525	5,565,830
Total		14,292,048
Total Materials		14,292,048
Real Estate 3.5%
Equity Real Estate Investment Trusts (REITS) 2.9%
CoreCivic, Inc. Detention and corrections services	137,817	3,353,087
Coresite Realty Corp. Develops, owns & operates data centers	33,912	3,768,980
UMH Properties, Inc. Real estate investment trust	244,551	3,824,778
Total		10,946,845
Real Estate Management & Development 0.6%
Colliers International Group, Inc. Commercial real estate, residential property management and property services	29,145	2,260,195
Total Real Estate		13,207,040

Columbia Acorn USA® | Quarterly Report 2018	19

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services 0.7%
Wireless Telecommunication Services 0.7%
Boingo Wireless, Inc.(a) Mobile internet services	75,000	2,617,500
Total Telecommunication Services		2,617,500
Total Common Stocks (Cost: $265,480,716)		355,639,938

Limited Partnerships 1.2%

Consumer Discretionary 1.2%
Hotels, Restaurants & Leisure 1.2%
Cedar Fair LP Owns and operates amusement parks	89,900	4,681,992
Total Consumer Discretionary		4,681,992
Total Limited Partnerships (Cost: $5,086,890)		4,681,992

Securities Lending Collateral 1.0%
	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 1.950%(c),(d)	3,852,255	3,852,255
Total Securities Lending Collateral (Cost: $3,852,255)		3,852,255

Money Market Funds 3.8%

Columbia Short-Term Cash Fund, 2.112%(c),(e)	14,160,078	14,158,662
Total Money Market Funds (Cost: $14,158,662)		14,158,662
Total Investments in Securities (Cost $288,578,523)		378,332,847
Obligation to Return Collateral for Securities Loaned		(3,852,255)
Other Assets & Liabilities, Net		669,367
Net Assets		$375,149,959

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2018. The total market value of securities on loan at September 30, 2018 was $3,751,347.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	—	57,493,899	(43,333,821)	14,160,078	—	—	39,903	14,158,662
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
20	Columbia Acorn USA® | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn USA®, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	65,725,703	—	—	—	65,725,703
Consumer Staples	16,463,513	—	—	—	16,463,513
Energy	4,964,140	—	—	—	4,964,140
Financials	49,552,782	—	—	—	49,552,782
Health Care	90,721,627	—	—	—	90,721,627
Industrials	30,627,081	—	—	—	30,627,081
Information Technology	67,468,504	—	—	—	67,468,504
Materials	14,292,048	—	—	—	14,292,048
Real Estate	13,207,040	—	—	—	13,207,040
Telecommunication Services	2,617,500	—	—	—	2,617,500
Total Common Stocks	355,639,938	—	—	—	355,639,938
Limited Partnerships
Consumer Discretionary	4,681,992	—	—	—	4,681,992
Securities Lending Collateral	3,852,255	—	—	—	3,852,255
Money Market Funds	—	—	—	14,158,662	14,158,662
Total Investments in Securities	364,174,185	—	—	14,158,662	378,332,847
There were no transfers of financial assets between levels during the period.
Columbia Acorn USA® | Quarterly Report 2018	21

Portfolio of Investments
Columbia Acorn International SelectSM, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 92.8%
Issuer	Shares	Value ($)
Australia 1.8%
DuluxGroup Ltd. Manufactures and supplies paints and other surface coatings	382,000	2,117,110
Canada 4.1%
CCL Industries, Inc. Manufacturing services and specialty packaging products for the non-durable consumer products market	110,461	4,978,933
China 5.7%
NetEase, Inc., ADR Internet technology company that develops applications, services and Internet technologies	16,186	3,694,455
New Oriental Education & Technology Group, Inc., ADR Educational services	42,805	3,167,998
Total		6,862,453
Denmark 4.1%
Novozymes AS, Class B Enzymes for industrial use	90,009	4,941,253
France 2.4%
Legrand SA Products and systems for electrical installations and information networks	39,260	2,861,691
Germany 8.5%
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	21,471	4,838,702
Wirecard AG Internet payment and processing services	25,016	5,422,672
Total		10,261,374
India 3.4%
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	144,000	2,319,792
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	295,000	1,786,335
Total		4,106,127
Italy 2.8%
Brembo SpA Braking systems and components	256,454	3,358,688
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 16.7%
Aeon Mall Co., Ltd. Large-scale shopping malls	217,000	3,725,389
Hikari Tsushin, Inc. Distribution network, telecommunication, office automation equipment, in-house products and individual insurance plans	13,700	2,707,583
Recruit Holdings Co., Ltd. Information providing services in human resource, housing, bridal, travel, restaurants, beauty, automobiles, and education and more	144,600	4,829,852
Santen Pharmaceutical Co., Ltd. Ophthalmic medicine	161,800	2,565,473
Sekisui Chemical Co., Ltd. Unit residential houses in addition to parcels of land	136,100	2,509,825
Sony Financial Holdings, Inc. Financial holding company	172,800	3,810,599
Total		20,148,721
Jersey 3.2%
Ferguson PLC Heating and plumbing products	45,173	3,835,934
Mexico 2.3%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	13,704	2,811,101
Netherlands 6.2%
Aalberts Industries NV Industrial services and flow control systems	55,500	2,363,597
Koninklijke Philips NV Health technology focused on improving people’s health	111,323	5,071,187
Total		7,434,784
Singapore 1.9%
Mapletree Commercial Trust Singapore-focused real estate investment trust	1,997,800	2,352,846
South Africa 2.0%
Naspers Ltd., Class N Electronic and print media industries	11,061	2,386,931
South Korea 3.3%
Korea Zinc Co. Ltd. Non-ferrous metal smelting	9,985	3,924,012
22	Columbia Acorn International SelectSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 6.0%
Hexagon AB, Class B Design, measurement and visualisation technologies	83,921	4,919,644
Trelleborg AB, Class B Manufactures and distributes industrial products	113,251	2,309,645
Total		7,229,289
Switzerland 4.2%
Partners Group Holding AG Global private markets asset management firm	6,435	5,104,593
Taiwan 1.6%
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	16,000	1,900,820
United Kingdom 12.6%
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	191,178	3,600,672
LivaNova PLC(a) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	21,300	2,640,561
Rentokil Initial PLC Fully integrated facilities management and essential support services	771,590	3,202,119
Rightmove PLC Website that lists properties across Britain	428,730	2,631,980
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	32,302	3,073,478
Total		15,148,810
Total Common Stocks (Cost: $81,223,431)		111,765,470
Preferred Stocks 2.8%
Issuer	Shares	Value ($)
Germany 2.8%
Sartorius AG Precision electronic equipment and components	21,045	3,415,916
Total Preferred Stocks (Cost: $2,080,211)		3,415,916

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	4,232,725	4,232,302
Total Money Market Funds (Cost: $4,232,302)		4,232,302
Total Investments in Securities (Cost: $87,535,944)		119,413,688
Other Assets & Liabilities, Net		1,040,886
Net Assets		$120,454,574

Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	—	10,867,635	(6,634,910)	4,232,725	—	—	11,296	4,232,302
Columbia Acorn International SelectSM | Quarterly Report 2018	23

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2018 (Unaudited)
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	2,117,110	—	—	2,117,110
Canada	4,978,933	—	—	—	4,978,933
China	6,862,453	—	—	—	6,862,453
Denmark	—	4,941,253	—	—	4,941,253
France	—	2,861,691	—	—	2,861,691
Germany	—	10,261,374	—	—	10,261,374
India	—	4,106,127	—	—	4,106,127
Italy	—	3,358,688	—	—	3,358,688
Japan	—	20,148,721	—	—	20,148,721
Jersey	—	3,835,934	—	—	3,835,934
Mexico	2,811,101	—	—	—	2,811,101
Netherlands	—	7,434,784	—	—	7,434,784
24	Columbia Acorn International SelectSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Singapore	—	2,352,846	—	—	2,352,846
South Africa	—	2,386,931	—	—	2,386,931
South Korea	—	3,924,012	—	—	3,924,012
Sweden	—	7,229,289	—	—	7,229,289
Switzerland	—	5,104,593	—	—	5,104,593
Taiwan	—	1,900,820	—	—	1,900,820
United Kingdom	2,640,561	12,508,249	—	—	15,148,810
Total Common Stocks	17,293,048	94,472,422	—	—	111,765,470
Preferred Stocks
Germany	—	3,415,916	—	—	3,415,916
Total Preferred Stocks	—	3,415,916	—	—	3,415,916
Money Market Funds	—	—	—	4,232,302	4,232,302
Total Investments in Securities	17,293,048	97,888,338	—	4,232,302	119,413,688
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
Columbia Acorn International SelectSM | Quarterly Report 2018	25

Portfolio of Investments
Columbia Acorn SelectSM, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Consumer Discretionary 18.5%
Auto Components 4.1%
LCI Industries Recreational vehicles and equipment	153,182	12,683,469
Distributors 3.9%
LKQ Corp.(a) Automotive products and services	378,404	11,984,055
Hotels, Restaurants & Leisure 4.3%
Vail Resorts, Inc. Operates resorts globally	49,136	13,483,901
Household Durables 6.2%
Cavco Industries, Inc.(a) Designs and manufactures systems-built structures	58,222	14,730,166
NVR, Inc.(a) Builds and markets homes and conducts mortgage banking activities	1,900	4,694,520
Total		19,424,686
Total Consumer Discretionary		57,576,111
Financials 15.4%
Banks 4.3%
SVB Financial Group(a) Holding company for Silicon Valley Bank	43,149	13,412,004
Capital Markets 8.5%
Ares Management LP Asset management firm	296,416	6,876,851
Eaton Vance Corp. Creates, markets, and manages mutual funds	219,159	11,518,997
Lazard Ltd., Class A Corporate Advisory & Asset Management	171,663	8,262,140
Total		26,657,988
Consumer Finance 2.6%
FirstCash, Inc. Owns and operates pawn stores	97,132	7,964,824
Total Financials		48,034,816
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.0%
Biotechnology 1.9%
Seattle Genetics, Inc.(a) Monoclonal antibody-based drugs to treat cancer and related diseases	21,300	1,642,656
Ultragenyx Pharmaceutical, Inc.(a) Therapeutics and sialic acid for treating metabolic, body myopathy, glucuronidase, and rare genetic diseases	54,290	4,144,499
Total		5,787,155
Health Care Equipment & Supplies 6.7%
Anika Therapeutics, Inc.(a) Integrated orthopedic medicines company	81,300	3,429,234
Masimo Corp.(a) Medical signal processing and sensor technology for non-invasive monitoring of physiological parameters	141,402	17,610,205
Total		21,039,439
Health Care Providers & Services 4.4%
Encompass Health Corp. Inpatient rehabilitative healthcare services	176,917	13,790,680
Total Health Care		40,617,274
Industrials 14.6%
Machinery 6.6%
Nordson Corp. Systems that apply adhesives, sealants, and coatings to products during manufacturing	70,520	9,795,228
Oshkosh Corp. Fire and emergency apparatuses and specialty commercial, and military trucks	152,090	10,834,891
Total		20,630,119
Road & Rail 4.8%
JB Hunt Transport Services, Inc. Logistics services	125,270	14,899,614
Trading Companies & Distributors 3.2%
SiteOne Landscape Supply, Inc.(a) Landscape supplies	132,393	9,974,489
Total Industrials		45,504,222
26	Columbia Acorn SelectSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 25.0%
Electronic Equipment, Instruments & Components 7.1%
CDW Corp. IT products and services	154,311	13,721,334
Coherent, Inc.(a) Laser-based photonic products	48,342	8,324,009
Total		22,045,343
Internet Software & Services 12.0%
GoDaddy, Inc., Class A(a) Cloud-based web platform for small businesses, web design professionals and individuals	190,509	15,886,546
SPS Commerce, Inc.(a) On-demand supply chain management solutions through an online hosted software suite	103,064	10,228,071
VeriSign, Inc.(a) Domain names and Internet security services	70,573	11,300,149
Total		37,414,766
IT Services 0.7%
GreenSky, Inc., Class A(a) Technology company	125,500	2,259,000
Software 5.2%
ANSYS, Inc.(a) Software solutions for design analysis and optimization	87,056	16,251,614
Total Information Technology		77,970,723
Materials 5.3%
Chemicals 5.3%
Celanese Corp., Class A Global integrated producer of chemicals and advanced materials	90,152	10,277,328
Orion Engineered Carbons SA Global supplier of Carbon Black	191,900	6,159,990
Total		16,437,318
Total Materials		16,437,318
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 5.5%
Equity Real Estate Investment Trusts (REITS) 5.5%
Coresite Realty Corp. Develops, owns & operates data centers	79,817	8,870,861
UMH Properties, Inc. Real estate investment trust	526,750	8,238,370
Total		17,109,231
Total Real Estate		17,109,231
Total Common Stocks (Cost: $214,588,270)		303,249,695

Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	8,592,511	8,591,652
Total Money Market Funds (Cost: $8,591,652)		8,591,652
Total Investments in Securities (Cost $223,179,922)		311,841,347
Other Assets & Liabilities, Net		(59,068)
Net Assets		$311,782,279

Columbia Acorn SelectSM | Quarterly Report 2018	27

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	—	20,499,117	(11,906,606)	8,592,511	—	—	18,029	8,591,652
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
28	Columbia Acorn SelectSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn SelectSM, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	57,576,111	—	—	—	57,576,111
Financials	48,034,816	—	—	—	48,034,816
Health Care	40,617,274	—	—	—	40,617,274
Industrials	45,504,222	—	—	—	45,504,222
Information Technology	77,970,723	—	—	—	77,970,723
Materials	16,437,318	—	—	—	16,437,318
Real Estate	17,109,231	—	—	—	17,109,231
Total Common Stocks	303,249,695	—	—	—	303,249,695
Money Market Funds	—	—	—	8,591,652	8,591,652
Total Investments in Securities	303,249,695	—	—	8,591,652	311,841,347
There were no transfers of financial assets between levels during the period.
Columbia Acorn SelectSM | Quarterly Report 2018	29

Portfolio of Investments
Columbia Thermostat FundSM, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 9.9%
Issuer	Shares	Value ($)
Dividend Income 1.0%
Columbia Dividend Income Fund, Institutional 3 Class(a)	299,014	6,996,928
Total Dividend Income		6,996,928
International Small Mid Cap 1.0%
Columbia Acorn International®, Institutional 3 Class(a)	155,549	7,049,457
Total International Small Mid Cap		7,049,457
U.S. Large Cap 5.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	251,585	7,074,574
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	270,969	7,074,995
Columbia Large Cap Index Fund, Institutional 3 Class(a)	537,137	28,264,176
Total U.S. Large Cap		42,413,745
U.S. Mid Cap 1.0%
Columbia Acorn SelectSM, Institutional 3 Class(a),(b)	381,452	6,980,572
Total U.S. Mid Cap		6,980,572
U.S. Small Mid Cap 1.0%
Columbia Acorn® Fund, Institutional 3 Class(a),(b)	381,050	7,095,151
Total U.S. Small Mid Cap		7,095,151
Total Equity Funds (Cost: $50,256,003)		70,535,853

Exchange-Traded Funds 9.0%
Issuer	Shares	Value ($)
Columbia Diversified Fixed Income Allocation ETF(a)	3,337,793	63,785,224
Total Exchange-Traded Funds (Cost: $64,826,885)		63,785,224

Fixed-Income Funds 80.8%

Investment Grade 80.8%
Columbia Corporate Income Fund, Institutional 3 Class(a)	6,484,971	63,941,808
Columbia Quality Income Fund, Institutional 3 Class(a)	24,268,882	127,654,321
Columbia Short Term Bond Fund, Institutional 3 Class(a)	16,175,367	159,489,116
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	20,775,783	223,339,669
Total Investment Grades		574,424,914
Total Fixed-Income Funds (Cost: $582,159,863)		574,424,914

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(a),(c)	3,034,618	3,034,315
Total Money Market Funds (Cost: $3,034,315)		3,034,315
Total Investments in Securities (Cost $700,277,066)		711,780,306
Other Assets & Liabilities, Net		(509,939)
Net Assets		$711,270,367
30	Columbia Thermostat FundSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Capital gain distributions — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Acorn International®, Institutional 3 Class
	364,288	539,614	(748,353)	155,549	3,407,333	(2,580,817)	55,295	322,538	7,049,457
Columbia Acorn SelectSM, Institutional 3 Class
	487,249	1,185,425	(1,291,222)	381,452	2,200,377	(6,502)	203,092	542,199	6,980,572
Columbia Acorn® Fund, Institutional 3 Class
	519,202	1,217,617	(1,355,769)	381,050	1,677,496	1,201,068	95,963	335,623	7,095,151
Columbia Contrarian Core Fund, Institutional 3 Class
	323,920	772,542	(844,877)	251,585	1,794,549	(388,277)	—	—	7,074,574
Columbia Corporate Income Fund, Institutional 3 Class
	—	8,905,619	(2,420,648)	6,484,971	(214,026)	(497,985)	1,160,456	—	63,941,808
Columbia Diversified Fixed Income Allocation ETF
	—	4,513,413	(1,175,620)	3,337,793	(368,364)	(1,041,661)	1,107,857	—	63,785,224
Columbia Dividend Income Fund, Institutional 3 Class
	759,793	1,136,294	(1,597,073)	299,014	4,863,191	(3,278,164)	130,382	—	6,996,928
Columbia Income Opportunities Fund, Institutional 3 Class
	7,774,323	59,913	(7,834,236)	—	2,103,636	(3,913,900)	696,670	—	—
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	345,654	831,380	(906,065)	270,969	2,186,243	(471,741)	132,538	363,639	7,074,995
Columbia Large Cap Index Fund, Institutional 3 Class
	—	1,895,522	(1,358,385)	537,137	2,371,702	1,955,181	109,472	1,182,953	28,264,176
Columbia Quality Income Fund, Institutional 3 Class
	28,648,549	7,304,466	(11,684,133)	24,268,882	(1,084,007)	(2,554,651)	2,868,884	—	127,654,321
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	595,505	330,247	(925,752)	—	1,195,080	(595,150)	—	—	—
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	492,597	265,317	(757,914)	—	3,424,753	(1,924,787)	—	—	—
Columbia Short Term Bond Fund, Institutional 3 Class
	31,104,620	3,870,908	(18,800,161)	16,175,367	(1,687,109)	(169,738)	2,011,535	—	159,489,116
Columbia Short-Term Cash Fund, 2.112%
	—	24,140,720	(21,106,102)	3,034,618	—	—	5,844	—	3,034,315
Columbia Total Return Bond Fund, Institutional 3 Class
	17,065,809	71,871	(17,137,680)	—	(2,138,391)	(854,368)	764,183	—	—
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	6,949,835	21,943,448	(8,117,500)	20,775,783	(1,648,483)	(2,138,083)	2,675,515	—	223,339,669
Total of Affiliated Transactions					18,083,980	(17,259,575)	12,017,687	2,746,952	711,780,306

(b)	Non-income producing security.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Thermostat FundSM | Quarterly Report 2018	31

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, September 30, 2018 (Unaudited)
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include mutual funds whose net asset values are published each day.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Equity Funds	70,535,853	—	—	—	70,535,853
Exchange-Traded Funds	63,785,224	—	—	—	63,785,224
Fixed-Income Funds	574,424,914	—	—	—	574,424,914
Money Market Funds	—	—	—	3,034,315	3,034,315
Total Investments in Securities	708,745,991	—	—	3,034,315	711,780,306
There were no transfers of financial assets between levels during the period.
32	Columbia Thermostat FundSM | Quarterly Report 2018

Portfolio of Investments
Columbia Acorn Emerging Markets FundSM, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.9%
Issuer	Shares	Value ($)
Brazil 5.5%
Localiza Rent a Car Rents automobiles	128,100	725,103
Odontoprev SA Dental benefits company	397,200	1,258,907
Raia Drogasil SA Chain of pharmaceutical stores	82,900	1,487,194
Sul America SA Full service insurance company	78,500	504,408
Total		3,975,612
Cambodia 3.2%
NagaCorp Ltd. Leisure and tourism company	2,203,000	2,304,555
Cayman Islands 6.2%
Chailease Holding Co., Ltd. Financing services	114,000	398,997
Gourmet Master Co., Ltd. Coffee & bakery cafes	92,088	789,924
Huazhu Group Ltd., ADR Hotel operator and franchisor	11,600	374,680
Parade Technologies Ltd. Fabless semiconductor company	89,000	1,357,888
Silicon Motion Technology Corp., ADR Semiconductor products	15,710	843,627
Xiabuxiabu Catering Management China Holdings Co., Ltd. Chain of restaurants in China	504,000	745,346
Total		4,510,462
China 6.6%
51job, Inc., ADR(a) Integrated human resource services	25,377	1,953,775
China Medical System Holdings Ltd. Pharmaceutical and medical products	365,000	508,254
Minth Group Ltd. Exterior automobile body parts	206,000	847,499
New Oriental Education & Technology Group, Inc., ADR Educational services	14,131	1,045,835
TravelSky Technology Ltd., Class H IT solutions for China’s air travel and tourism industries	167,000	434,221
Total		4,789,584
Common Stocks (continued)
Issuer	Shares	Value ($)
Egypt 1.5%
Commercial International Bank of Egypt Provides a range of financial services	237,000	1,097,824
Hong Kong 5.2%
ASM Pacific Technology Ltd. Machines, tools & materials used in the semiconductor industry	34,700	354,593
Value Partners Group Ltd. Independent, value oriented asset management group	1,772,000	1,409,881
Vitasoy International Holdings Ltd. Food and beverages	582,000	1,984,744
Total		3,749,218
India 9.1%
Care Ratings Ltd. Credit rating services	83,439	1,366,557
Cholamandalam Investment and Finance Co., Ltd. Financial services provider	59,351	956,125
GRUH Finance Ltd. Provides a range of home loans as well as insurance products	340,230	1,428,150
Havells India Ltd. Manufactures electrical products	121,528	996,857
Zee Entertainment Enterprises Ltd. Hindi films, serials, game shows and children’s programs	310,389	1,879,521
Total		6,627,210
Indonesia 4.6%
PT Link Net Tbk High-speed internet connection through fiber optic lines	3,676,800	1,036,309
PT Matahari Department Store Tbk Retail clothes, accessories, bags, shoes, cosmetics, household appliances, and management consulting services.	2,166,700	1,006,874
PT Tower Bersama Infrastructure Tbk Telecommunication infrastructure services to Indonesian wireless carriers	3,344,300	1,261,106
Total		3,304,289
Japan 1.2%
Mandom Corp. Cosmetic products for men and women	27,400	870,661
Malaysia 1.5%
AEON Credit Service M Bhd Consumer financing products	280,700	1,091,733
Columbia Acorn Emerging Markets FundSM | Quarterly Report 2018	33

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mexico 5.5%
Grupo Aeroportuario del Sureste SAB de CV, ADR Operates airports in Mexico	9,420	1,932,325
Qualitas Controladora SAB de CV Insurance holding company	760,200	2,020,538
Total		3,952,863
Philippines 2.0%
D&L Industries, Inc. Customized raw materials	4,521,900	824,370
Security Bank Corp. Financial products & services	215,730	614,707
Total		1,439,077
Poland 1.1%
KRUK SA Debt collection services	14,131	771,172
Russian Federation 1.7%
TCS Group Holding PLC, GDR Online retail financial services	65,474	1,211,269
South Africa 6.7%
Clicks Group Ltd. Owns and operates chains of retail stores	108,044	1,337,060
Famous Brands Ltd.(a) Food and beverage company	243,938	1,705,862
PSG Group Ltd. Diversified financial services	110,879	1,795,548
Total		4,838,470
South Korea 17.7%
GS Retail Co., Ltd. Chain of retail stores	54,738	1,900,344
Koh Young Technology, Inc. 3D measurement and inspection equipment for testing various machineries	30,631	3,013,404
Korea Investment Holdings Co., Ltd. Financial holding company	38,649	2,650,236
Korea Zinc Co. Ltd. Non-ferrous metal smelting	6,877	2,702,597
Modetour Network, Inc. Travel services	111,086	2,518,611
Total		12,785,192
Spain 1.0%
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	123,412	766,588
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 10.8%
Basso Industry Corp. Pneumatic nailers and staplers	972,000	1,711,298
Largan Precision Co., Ltd. Optical lens modules and optoelectronic components	10,000	1,188,013
Silergy Corp. High performance analog integrated circuits	71,000	1,278,935
Sinbon Electronics Co., Ltd. Cable, connectors & modems	650,000	1,812,545
Voltronic Power Technology Corp. Uninterruptible power supply products, inverters, multiple surface mounted devices and other power products	103,000	1,806,547
Total		7,797,338
Thailand 5.1%
Bangkok Chain Hospital PCL, Foreign Registered Shares Chain of hospitals in Thailand	715,000	459,888
Beauty Community PCL Cosmetic and beauty products	2,294,900	858,904
Mega Lifesciences PCL, Foreign Registered Shares Nutritional and herbal supplement, OTC and ethical drugs	728,000	839,050
Muangthai Leasing PCL, Foreign Registered Shares Commercial lending company	420,700	628,030
Tisco Financial Group PCL, Foreign Registered Shares Bank holding company	350,000	906,604
Total		3,692,476
Turkey 1.0%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	130,949	751,615
United Kingdom 1.7%
ASA International Group PLC(a) Micro financing company	194,673	1,216,922
Total Common Stocks (Cost: $65,262,234)		71,544,130

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(b),(c)	2,176,419	2,176,201
Total Money Market Funds (Cost: $2,176,201)		2,176,201
Total Investments in Securities (Cost: $67,438,435)		73,720,331
Other Assets & Liabilities, Net		(1,339,794)
Net Assets		$72,380,537

34	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, September 30, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	—	8,681,693	(6,505,274)	2,176,419	—	—	8,423	2,176,201
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
Columbia Acorn Emerging Markets FundSM | Quarterly Report 2018	35

Portfolio of Investments   (continued)
Columbia Acorn Emerging Markets FundSM, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	3,975,612	—	—	—	3,975,612
Cambodia	—	2,304,555	—	—	2,304,555
Cayman Islands	1,218,307	3,292,155	—	—	4,510,462
China	2,999,610	1,789,974	—	—	4,789,584
Egypt	—	1,097,824	—	—	1,097,824
Hong Kong	—	3,749,218	—	—	3,749,218
India	—	6,627,210	—	—	6,627,210
Indonesia	—	3,304,289	—	—	3,304,289
Japan	—	870,661	—	—	870,661
Malaysia	—	1,091,733	—	—	1,091,733
Mexico	3,952,863	—	—	—	3,952,863
Philippines	—	1,439,077	—	—	1,439,077
Poland	—	771,172	—	—	771,172
Russian Federation	—	1,211,269	—	—	1,211,269
South Africa	—	4,838,470	—	—	4,838,470
South Korea	—	12,785,192	—	—	12,785,192
Spain	—	766,588	—	—	766,588
Taiwan	—	7,797,338	—	—	7,797,338
Thailand	—	3,692,476	—	—	3,692,476
Turkey	—	751,615	—	—	751,615
United Kingdom	—	1,216,922	—	—	1,216,922
Total Common Stocks	12,146,392	59,397,738	—	—	71,544,130
Money Market Funds	—	—	—	2,176,201	2,176,201
Total Investments in Securities	12,146,392	59,397,738	—	2,176,201	73,720,331
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
36	Columbia Acorn Emerging Markets FundSM | Quarterly Report 2018

Portfolio of Investments
Columbia Acorn European FundSM, September 30, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.1%
Issuer	Shares	Value ($)
Belgium 1.4%
Melexis NV Advanced integrated semiconductors, sensor ICs, and programmable sensor IC systems	18,935	1,465,266
Denmark 5.0%
ALK-Abello AS Pharmaceuticals for allergy vaccinations	6,707	1,119,417
SimCorp AS Global provider of highly specialised software for the investment management industry	34,889	3,020,175
William Demant Holding AS(a) Hearing aids, audiometers, tympanometers, diagnostic instruments, and wireless communication equipment	31,461	1,182,439
Total		5,322,031
Finland 2.7%
Ahlstrom-Munksjo Oyj Industrial paper	66,252	1,269,212
Ahlstrom-Munksjo Oyj(b) Industrial paper	80,361	1,538,970
Total		2,808,182
France 1.9%
Akka Technologies High-technology engineering consulting services	28,167	2,040,686
Germany 20.6%
AURELIUS Equity Opportunities SE & Co. KGaA Loans to distressed companies	29,338	1,552,587
CTS Eventim AG & Co. KGaA Online ticket sales	23,692	1,062,344
Deutsche Beteiligungs AG Private equity company, investing in domestic medium-sized companies	25,464	1,046,600
Fielmann AG Prescription eyeglasses, specialty glasses, sunglasses, contact lenses, and optical supplies	5,037	303,230
MTU Aero Engines AG Develops and manufactures engines and offers commercial engine services and support	11,192	2,522,228
Nemetschek SE Standard software for designing, constructing and managing buildings and real estate	25,392	3,714,655
Norma Group SE Plastic and metal-based components and systems in connecting technology	20,553	1,313,662
Common Stocks (continued)
Issuer	Shares	Value ($)
Rational AG Food preparation appliances/processors and kitchen accessories	3,526	2,554,571
Stroeer SE & Co. KGaA Digital multi-channel media company	32,076	1,833,789
Vapiano SE(a) Chain of restaurants	69,556	712,286
Varta AG(a) Manufactures and markets a wide range of industrial, commercial and miniaturized batteries	41,993	1,380,770
Wirecard AG Internet payment and processing services	17,410	3,773,933
Total		21,770,655
Ireland 1.9%
UDG Healthcare PLC Commercialisation solutions for health care companies	229,566	2,036,168
Italy 5.4%
Brembo SpA Braking systems and components	222,979	2,920,278
Davide Campari-Milano SpA Global producer & distributor of branded spirits, wines and soft drinks	141,895	1,208,421
Industria Macchine Automatiche SpA Packaging machinery for the food, pharmaceuticals, and cosmetics industries	18,354	1,537,511
Total		5,666,210
Luxembourg 1.9%
eDreams ODIGEO SA(a) Online travel company	455,517	1,978,005
Malta 2.8%
Unibet Group PLC Online gambling services	265,070	2,976,572
Netherlands 2.3%
Aalberts Industries NV Industrial services and flow control systems	56,511	2,406,653
Norway 2.9%
Atea ASA Nordic and Baltic supplier of IT infrastructure	148,761	2,412,711
XXL ASA Multi-sports retail store	130,238	671,293
Total		3,084,004
Columbia Acorn European FundSM | Quarterly Report 2018	37

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Poland 1.0%
KRUK SA Debt collection services	18,861	1,029,303
Russian Federation 0.9%
TCS Group Holding PLC, GDR Online retail financial services	52,784	976,504
Spain 2.2%
Fluidra SA Irrigation and swimming pool equipment	75,000	1,121,575
Prosegur Cia de Seguridad SA, Registered Shares Security and transportation services	190,941	1,186,053
Total		2,307,628
Sweden 10.6%
AddTech AB, Class B High-tech industrial components and systems	50,073	1,068,236
Byggmax Group AB Discount provider of building materials	47,898	195,906
NetEnt AB Develops and markets computer gaming software	248,683	1,008,314
Sectra AB, B Shares Medical and communication systems	122,832	3,289,378
Sweco AB, Class B Consulting company specializing in engineering, environmental technology, and architecture	118,334	3,118,327
Trelleborg AB, Class B Manufactures and distributes industrial products	125,276	2,554,884
Total		11,235,045
Switzerland 9.2%
Belimo Holding AG, Registered Shares Manufactures heating, ventilation and air conditioning equipment	236	1,129,020
Bossard Holding AG, Class A, Registered Shares Fastening devices, industrial adhesives & tools	10,851	2,153,836
Inficon Holding AG Vacuum instruments used to monitor and control production processes	3,803	1,943,351
Kardex AG Storage, warehouse and materials handling systems	8,603	1,460,423
Partners Group Holding AG Global private markets asset management firm	3,740	2,966,772
Total		9,653,402
Turkey 0.6%
Logo Yazilim Sanayi Ve Ticaret AS(a) Enterprise resource planning software	107,025	614,297
Common Stocks (continued)
Issuer	Shares	Value ($)
United Kingdom 21.8%
Ascential PLC Media and consultancy services	291,242	1,586,748
Assura PLC Primary healthcare property group	2,063,018	1,454,716
Croda International PLC Chemicals and chemical products	19,175	1,300,120
Domino’s Pizza Group PLC Pizza delivery stores	283,100	1,030,965
Halma PLC Products that detect hazards and protect assets and people in public and commercial buildings	179,501	3,380,746
Hastings Group Holdings PLC General insurance services to the automobile and home insurance products	314,032	1,061,748
Intermediate Capital Group PLC Private equity firm	131,780	1,872,207
LivaNova PLC(a) Medical technology focusing on neuromodulation, cardiac surgery and rhythm management	10,300	1,276,891
Rentokil Initial PLC Fully integrated facilities management and essential support services	619,188	2,569,647
Rightmove PLC Website that lists properties across Britain	295,780	1,815,798
Safestore Holdings PLC Self storage facilities	156,000	1,059,352
Spirax-Sarco Engineering PLC Consultation, service and products for the control and efficient management of steam and industrial fluids	30,629	2,914,295
WH Smith PLC Retails books, magazines, newspapers, and periodicals	61,210	1,645,087
Total		22,968,320
Total Common Stocks (Cost: $82,045,059)		100,338,931

Preferred Stocks 2.1%
Issuer	Shares	Value ($)
Germany 2.1%
Sartorius AG Precision electronic equipment and components	13,398	2,174,694
Total Preferred Stocks (Cost: $1,320,472)		2,174,694

38	Columbia Acorn European FundSM | Quarterly Report 2018

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2018 (Unaudited)
Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.112%(c),(d)	2,610,181	2,609,920
Total Money Market Funds (Cost: $2,609,920)		2,609,920
Total Investments in Securities (Cost: $85,975,451)		105,123,545
Other Assets & Liabilities, Net		366,249
Net Assets		$105,489,794
Notes to Portfolio of Investments
(a)	Non-income producing security.
(b)	Security is traded on a Swedish exchange.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2018.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividend — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.112%
	—	5,191,313	(2,581,132)	2,610,181	—	—	4,037	2,609,920
Abbreviation Legend
GDR	Global Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Fair value measurements
Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
■	Level 3 – prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose net asset values are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by Columbia Wanger Asset Management’s Valuation Committee (the Committee) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
The Committee is responsible for applying the Columbia Acorn Trust Portfolio Pricing Policy and the Columbia Wanger Asset Management pricing procedures (the Policies), which are approved by and subject to the oversight of the Board of Trustees.
The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which Columbia Wanger Asset Management believes that available market quotations are unreliable. The Committee also reviews the continuing appropriateness of the Policies. In circumstances where a security has been fair valued, the Committee will also review the continuing appropriateness of the current value of the security. The Policies address, among
Columbia Acorn European FundSM | Quarterly Report 2018	39

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2018 (Unaudited)
Fair value measurements  (continued)
other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default; and certain delegations of authority to determine fair values to the Fund’s investment manager. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.
For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Fund’s securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.
The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Common Stocks
Belgium	—	1,465,266	—	—	1,465,266
Denmark	—	5,322,031	—	—	5,322,031
Finland	—	2,808,182	—	—	2,808,182
France	—	2,040,686	—	—	2,040,686
Germany	—	21,770,655	—	—	21,770,655
Ireland	—	2,036,168	—	—	2,036,168
Italy	—	5,666,210	—	—	5,666,210
Luxembourg	—	1,978,005	—	—	1,978,005
Malta	—	2,976,572	—	—	2,976,572
Netherlands	—	2,406,653	—	—	2,406,653
Norway	—	3,084,004	—	—	3,084,004
Poland	—	1,029,303	—	—	1,029,303
Russian Federation	—	976,504	—	—	976,504
Spain	—	2,307,628	—	—	2,307,628
Sweden	—	11,235,045	—	—	11,235,045
Switzerland	—	9,653,402	—	—	9,653,402
Turkey	—	614,297	—	—	614,297
United Kingdom	1,276,891	21,691,429	—	—	22,968,320
Total Common Stocks	1,276,891	99,062,040	—	—	100,338,931
Preferred Stocks
Germany	—	2,174,694	—	—	2,174,694
Total Preferred Stocks	—	2,174,694	—	—	2,174,694
Money Market Funds	—	—	—	2,609,920	2,609,920
Total Investments in Securities	1,276,891	101,236,734	—	2,609,920	105,123,545
The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board of Trustees, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements.
There were no transfers of financial assets between levels during the period.
40	Columbia Acorn European FundSM | Quarterly Report 2018

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Alan Berkshire
Alan Berkshire, President and Principal Executive Officer

Date	November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alan Berkshire
Alan Berkshire, President and Principal Executive Officer

Date	November 20, 2018

By (Signature and Title)	/s/ John M. Kunka
John M. Kunka, Treasurer and Principal Accounting and Financial Officer

Date	November 20, 2018